Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
17.
SHARE-BASED COMPENSATION

2023 Share Incentive Plan

On April 11, 2023, the board of directors of the Company approved to adopt a share incentive plan (the “2023 Incentive Plan”). The 2023 Incentive plan provides for the grant of restricted shares and share options to members of the Board, employees or consultants of the Group. The maximum aggregate number of Shares which may be issued or transferred under the 2023 incentive Plan shall be equal to 145,000,000 Shares. Unless terminated earlier, the 2023 incentive Plan will expire on the tenth anniversary of the Effective Date. Vesting conditions will be specified under each award agreement. Except for service conditions, there were no other vesting conditions for all the awards under 2023 Incentive Scheme.

The following table summarizes the restricted shares activity pursuant to the 2023 Incentive Plan for the years ended December 31, 2023 and 2024:

	Number of Shares	Weighted average grant date fair value (US$)
Outstanding at January 1, 2023	-	-
Granted	103,270,550	0.05
Vested	(36,941,200)	0.05
Forfeited	-	-
Unvested at December 31, 2023	66,329,350	0.04
Granted	-	-
Vested	(9,472,450)	0.05
Forfeited	(1,710,900)	0.05
Unvested at December 31, 2024	55,146,000	0.05

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2024, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB6,287 (US$861), and is expected to be recognized over a weighted-average period of 1.6 years.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2023 and 2024 were RMB13,587 and RMB4,773(US$654).

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan has a validity term of 10 years and was due to terminate in 2024. Upon approval of our board of directors, the validity term has been extended to April, 2029. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan.

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2022	6,562,640	0.22
Granted	—	—
Vested	(2,160,940)	0.36
Forfeited	(373,150)	0.26
Unvested at December 31, 2022	4,028,550	0.14
Granted	31,580,058	0.04
Vested	(6,629,200)	0.06
Forfeited	(2,993,700)	0.05
Unvested at December 31, 2023	25,985,708	0.05
Granted	30,808,300	0.09
Vested	(10,016,440)	0.06
Forfeited	(14,183,788)	0.05
Unvested at December 31, 2024	32,593,780	0.08

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2024, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB12,659 (US$1,734), and is expected to be recognized over a weighted-average period of 2.1 years.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2022, 2023 and 2024 were RMB933, RMB2,185 and RMB6,954 (US$953), respectively.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption and terminated upon its expiration in January 2024. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2024, all the share awards granted under 2013 Incentive Scheme had vesting terms of no longer than 5 years from the date of grant.

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2022	7,596,470	0.23
Granted	469,490	0.08
Vested	(2,350,790)	0.27
Forfeited	(628,180)	0.50
Unvested at December 31, 2022	5,086,990	0.17
Granted	641,412	0.05
Vested	(1,038,123)	0.27
Forfeited	(975,867)	0.13
Unvested at December 31, 2023	3,714,412	0.12
Granted	—	—
Vested	(2,128,853)	0.12
Forfeited	(209,499)	0.17
Unvested at December 31, 2024	1,376,060	0.12

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2024, the total estimated unrecognized share-based compensation expense related to restricted shares awarded amounted to RMB270 (US$37), and is expected to be recognized over a weighted-average period of 1.0 years.

The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2022, 2023 and 2024 were RMB1,409, RMB471 and RMB801 (US$110).

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption and terminated upon its expiration in May 2021. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2022, 2023 and 2024, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2022	208,950	0.39
Granted	—	—
Vested	(121,775)	0.49
Forfeited	—	—
Unvested at December 31, 2022	87,175	0.26
Granted	—	—
Vested	(87,175)	0.26
Forfeited	—	—
Unvested at December 31, 2023	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2024	—	—

The fair value of the restricted shares was determined based on the price of the Company’s publicly traded ADSs.

As of December 31, 2024, all of the restricted shares awarded have been vested. The total fair value of vested restricted shares on their respective vesting dates for the years ended December 31, 2022, 2023 and 2024 were RMB39, RMB23 and RMB nil, respectively.

Share-based Awards of subsidiaries

Subsidiaries of the Group also have equity incentive plans granting share-based awards.

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Fair value of ordinary share (US$)	—	0.81	—
Risk-free interest rates	—	3.80%	—
Expected volatility range	—	55.10%	—
Expected dividend yield	—	—	—
Fair value per option granted (US$)	—	0.81	—

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	469	251	65	9
Research and development	(675)	(703)	1,115	153
Selling and marketing	209	104	(1,232)	(169)
General and administrative	2,225	8,372	10,075	1,381
Total	2,228	8,024	10,023	1,374

As of December 31, 2024, there was RMB9,914 (US$1,358) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a vesting period of 1.7 years.

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	686	370	81	11
Research and development	1,580	580	1,924	264
Selling and marketing	1,899	509	(662)	(91)
General and administrative	3,698	32,095	24,758	3,392
Total	7,863	33,554	26,101	3,576